Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Operating lease ROU assets	¥ 98,921	$ 13,552	¥ 199,305
Operating lease liabilities, current portion	73,610	10,085	106,953
Operating lease liabilities, non-current portion	¥ 23,103	$ 3,165	¥ 89,187
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current